Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

July 18, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Aksia Hedged Strategies Fund (the “Fund”) Registration Statement on Form N-2 (File Nos. 333-286336, 811-24073)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 1 (the “Amendment”) to the Fund’s registration statement on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this Amendment is to respond to comments received from the Staff on the Fund’s initial registration statement on Form N-2 filed on April 2, 2025, and to update certain parts of the Fund’s disclosure.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-3328 or, in my absence, to Joshua M. Lindauer at (212) 248-3298.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer